Income taxes (Schedule of Analysis of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets are analyzed as:
Current	$ 14,802	$ 9,585
Deferred tax liabilities are analyzed as:
Non-current	(69,233)	(45,812)
Net deferred tax liabilities	$ (54,431)	$ (36,227)